EXPLORATION AND EVALUATION ASSETS - Summary of Exploration and Evaluation Assets (Details) - Exploration and evaluation assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 22,731	$ 29,246
Additions	577	1,664
Dispositions		(7,843)
Transfer to oil and natural gas properties	(5,601)	(336)
Balance at end of period	$ 17,707	$ 22,731